S-K 1603(b) Conflicts of Interest	Mar. 20, 2026
SPAC Sponsor, Conflict of Interest [Line Items]
SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]

Conflicts of Interest

Under Cayman Islands law, directors and officers owe the following fiduciary duties:

•        duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;

•        duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;

•        duty to not improperly fetter the exercise of future discretion;

•        duty to exercise authority for the purpose for which it is conferred and a duty to exercise powers fairly as between different sections of shareholders;

•        duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and

•        duty to exercise independent judgment.

In addition to the above, directors also owe a duty of care which is not fiduciary in nature. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge, skill and experience of that director.

Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Entity’s Business	Affiliation
	HCM III Acquisition Corp.	Investment Management	Chief Financial Officer
	HCM IV Acquisition Corp.	Investment Management	Chief Financial Officer
Shawn Matthews	Hondius Capital Management, LP	Investment Management	Chief Investment Officer
	Murano Global Investments PLC	Hospitality and Real Estate	Director
	Hondo Holdings LLC	Investment Management	Chief Executive Officer
	Hondius Energy	Technology and Infrastructure	Chief Executive Officer
	HondGo	Technology and Infrastructure	Chief Executive Officer
	Mercator Power	Technology and Infrastructure	Chief Executive Officer
Technology and Infrastructure
	Terrestrial Energy, Inc.	Technology and Infrastructure	Director
	HCM III Acquisition Corp.	Investment Management	Chief Executive Officer and Chairman
	HCM IV Acquisition Corp.	Investment Management	Chief Executive Officer and Chairman
Shawn P. Matthews, Jr.	HCM III Acquisition Corp.	Investment Management	Head of Business Development
	HCM IV Acquisition Corp.	Investment Management	President
Steven Bischoff	Atlantic Home Loans	Investment Management	Executive Vice President
	Zenith Securities LLC	Advisory Services	Chief Executive Officer
	HCM III Acquisition Corp.	Investment Management	Chief Financial Officer
	HCM IV Acquisition Corp.	Investment Management	Chief Financial Officer
James Nash	Hondo Holdings LLC	Investment Management	Chief Finance Officer
Steve Schwartz	Express Employment	Staffing Firm	Chief Executive Officer
Matthew Sweeney	Group M	Media	Consultant

If any of the above executive officers, directors or director nominees becomes aware of a business combination opportunity which is suitable for any of the above entities to which he or she has current fiduciary or contractual obligations, he or she will honor his or her fiduciary or contractual obligations to present such business combination opportunity to such entity, and only present it to us if such entity rejects the opportunity.

In addition, our sponsor and our officers and directors may sponsor or form other special purpose acquisition companies similar to ours or may pursue other business or investment ventures during the period in which we are seeking an initial business combination. As a result, our sponsor, officers and directors could have conflicts of interest in determining whether to present business combination opportunities to us or to any other special purpose acquisition company or other business or investment venture with which they are or may become involved. In particular, Shawn Matthews and Steven Bischoff, have incorporated and are actively engaged in HCM III and HCM IV, both SPACs that are currently seeking business combination targets in any business or industry. Any such companies, including HCM III and HCM IV, may present additional conflicts of interest in pursuing an acquisition target, which could materially affect our ability to complete our initial business combination. As a result, our sponsor, officers and directors could have conflicts of interest in determining whether to present business combination opportunities to us or to any other SPAC with which they may become involved, including HCM III and HCM IV. If Messrs. Matthews and Bischoff become aware of a business combination opportunity which is suitable for an entity to which he has then-current fiduciary or contractual obligations, then, he may be required to honor such fiduciary or contractual obligations to present such business combination opportunity to such entity. With respect to acquisition opportunities, HCM III will have priority over any other SPACs with which our sponsor, officers or directors become involved until they complete their initial business combination or enter into a contractual agreement that would restrict their ability to engage in material discussions regarding a potential initial business combination. HCM IV will then have priority over any other SPACs with which our sponsor, officers or directors become involved until they complete their initial business combination or enter into a contractual agreement that would restrict their ability to engage in material discussions regarding a potential initial business combination. In our post-IPO discussions with any potential targets, our management team and our sponsor will ensure that the target has a clear understanding that it will transact with us and with no other special purpose acquisition company that may be sponsored by our management team.

Potential investors should also be aware of the following other potential conflicts of interest:

•        Our officers and directors are not required to, and will not, commit their full time to our affairs, which may result in a conflict of interest in allocating their time between our operations and our search for a business combination and their other businesses. We do not intend to have any full-time employees prior to the completion of our initial business combination. Each of our officers is engaged in several other business endeavors for which he may be entitled to substantial compensation, and our officers are not obligated to contribute any specific number of hours per week to our affairs.

•        Our initial shareholders purchased founder shares prior to the date of this prospectus and will purchase private placement warrants in a transaction that will close simultaneously with the closing of this offering. Our sponsor, officers and directors have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to their founder shares and public shares in connection with the completion of our initial business combination. Additionally, our sponsor, officers and directors have agreed to waive their rights to liquidating distributions from the trust account with respect to their founder shares if we fail to complete our initial business combination within the prescribed time frame, although they will be entitled to liquidating distributions from assets outside the trust account. If we do not complete our initial business combination within the prescribed time frame, the private placement warrants will expire worthless. Furthermore, our sponsor, officers and directors have agreed not to transfer, assign or sell any of their founder shares and any Class A ordinary shares issuable upon conversion thereof until the earlier to occur of: (i) one year after the completion of our initial business combination or (ii) the date following the completion of our initial business combination on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property. Notwithstanding the foregoing, if the closing price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after our initial business combination, the founder shares will be released from the lockup. The private placement warrants (including the Class A ordinary shares issuable upon exercise of the private placement warrants) will not be transferable until

30 days following the completion of our initial business combination. Because each of our officers and director nominees will own ordinary shares or warrants directly or indirectly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.

•        our sponsor and members of our management team will directly or indirectly own our securities following this offering, and accordingly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination. Upon the closing of this offering, our sponsor will have invested in us an aggregate of $5,775,000, comprised of the $25,000 purchase price for the founder shares (or approximately $0.003 per share) and the $5,750,000 purchase price for the private placement warrants (or $1.50 per warrant). Accordingly, our management team, which owns interests in our sponsor, may be more willing to pursue a business combination with a riskier or less-established target business than would be the case if our sponsor had paid the same per share price for the founder shares as our public shareholders paid for their public shares in this offering.

•        certain members of our management team may receive compensation upon consummation of our initial business combination, and accordingly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such compensation will not be received unless we consummate such business combination.

•        Our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination.

•        In the event our sponsor or members of our management team provide loans to us to finance transaction costs and/or incur expenses on our behalf in connection with an initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such loans may not be repaid and/or such expenses may not be reimbursed unless we consummate such business combination.

•        Similarly, if we agree to pay our sponsor, officers, directors, or a member of our management team a finder’s fee, advisory fee, consulting fee or success fee in order to effectuate the completion of our initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as any such fee may not be paid unless we consummate such business combination.

•        We are not prohibited from pursuing an initial business combination with a company that is affiliated with our sponsor, officers or directors, non-managing sponsor investors, or completing the business combination through a joint venture or other form of shared ownership with our sponsor, officers or directors or non-managing sponsor investors; accordingly, such affiliated person(s) may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such affiliated person(s) would have interests different from our public shareholders and would likely not receive any financial benefit unless we consummated such business combination.